Trade and Other Accounts Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Trade and Other Accounts Receivables

Note 4 - Trade and Other Accounts Receivables

	As at December 31,
	2023	2022
	New Israeli Shekels
Trade receivables*)	17,457	212,151
Governmental Institutions	24,327	35,716
Other accounts receivables	2,676	-
	44,460	247,867

*)	During 2023, the Company’s previous sole customer, Galileo, notified the Company of the discontinuity of the licensing agreement between the parties.